Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Shares Issued, Repurchased and Outstanding
The following table is a summary of the shares issued, participating and repurchased during the period and outstanding as of December 31, 2025 and 2024:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2023	15,809	2,706	6,533	850	124,039	192	44,514	249	3,730	198,622
Shares issued through reinvestment of distributions	140	33	84	13	390	1	204	3	—	868
Shares repurchased	(70)	(19)	(51)	(3)	(561)	—	(83)	—	(57)	(844)
Shares transferred	—	—	—	—	121	—	(121)	—	—	—
Other capital activity	—	—	—	—	357	—	—	—	323	680
Shares outstanding as of December 31, 2024	15,879	2,720	6,566	860	124,346	193	44,514	252	3,996	199,326
Shares repurchased	(195)	(11)	(21)	—	(158)	—	(36)	—	—	(421)
Shares transferred	—	—	—	—	446	—	(452)	—	—	(6)
Other capital activity	—	—	—	—	480	—	—	—	—	480
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
The following table is a summary of the shares issued, participating and repurchased for each class during the period and outstanding as of June 30, 2026:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
Shares repurchased during the period	(38)	—	(4)	—	(11)	—	—	—	—	(53)
Shares transferred during the period	—	—	—	—	17	—	(17)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of March 31, 2026	15,646	2,709	6,541	860	125,125	193	44,009	252	3,996	199,331
Shares issued through reinvestment of distributions during the period	—	—	—	—	—	—	—	—	—	—
Shares repurchased during the period	(38)	—	(3)	—	(11)	—	—	—	—	(52)
Shares transferred during the period	—	—	—	—	31	—	(31)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of June 30, 2026	15,608	2,709	6,538	860	125,150	193	43,978	252	3,996	199,284